Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	$ 9,979	$ 8,341	$ 8,688
Grant revenue	7,409	3,427	1,119
Total revenue	17,388	11,768	9,807
General and administrative expenses	57,199	49,440	59,358
Research and development expenses	110,471	81,859	85,848
Total operating expense	167,671	131,299	145,206
Other income/(expense):
Gain on deconsolidation	0	0	264,409
Gain/(loss) on investments held at fair value	179,316	232,674	(37,863)
Loss realized on sale of investments	20,925	54,976	0
Gain on loss of significant influence	0	0	445,582
Other income/(expense)	1,592	1,035	39
Other income/(expense)	159,983	178,732	672,167
Net finance income/(costs)	5,050	(6,115)	(46,147)
Share of net income/(loss) of associates accounted for using the equity method	(73,703)	(34,117)	30,791
Income/(loss) before taxes	(58,953)	18,969	478,474
Finance income/(costs) – subsidiary preferred shares	0	0	(1,458)
Finance income/(costs) – IFRS 9 fair value accounting	9,606	(4,351)	(46,475)
Share-based payment expense	13,950	10,718	14,468
Depreciation of tangible assets	4,300	3,900	3,200
Amortization of ROU assets	2,938	2,699	3,200
Amortization of intangible assets	0	0	100
Taxation	(3,756)	(14,401)	(112,409)
Income/(Loss) for the year	(62,709)	4,568	366,065
Other comprehensive income/(loss)	0	469	(10)
Total comprehensive income/(loss) for the year	(62,709)	5,037	366,055
Total comprehensive income/(loss) attributable to:
Owners of the Company	(60,558)	6,454	421,134
Non-controlling interests	(2,151)	(1,417)	(55,079)
Consolidated Statements of Financial Position
Total assets	946,006	989,994
Total liabilities	361,859	336,455
Internal
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	8,129	5,297	7,077
Grant revenue	1,253	1,563	928
Total revenue	9,382	6,860	8,006
General and administrative expenses	8,673	3,482	3,252
Research and development expenses	65,444	45,346	28,874
Total operating expense	74,118	48,828	32,126
Other income/(expense):
Gain on deconsolidation			0
Gain/(loss) on investments held at fair value	0	0	0
Loss realized on sale of investments	0	0
Gain/(loss) on disposal of assets	(1)	(15)	17
Gain on loss of significant influence			0
Other income/(expense)	0	0	0
Other income/(expense)	(1)	(15)	17
Net finance income/(costs)	(16)	19	0
Share of net income/(loss) of associates accounted for using the equity method	0	0	0
Impairment of investment in associate			0
Income/(loss) before taxes	(64,753)	(41,964)	(24,104)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(23,698)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(60,368)	(38,349)
Finance income/(costs) – subsidiary preferred shares		0	0
Finance income/(costs) – IFRS 9 fair value accounting	0	0	0
Share-based payment expense	(3,066)	(2,762)	(19)
Depreciation of tangible assets	1,319	854	390
Amortization of ROU assets	0	0	0
Amortization of intangible assets	0	0	4
Taxation	0	0	0
Income/(Loss) for the year	(64,753)	(41,964)	(24,104)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income/(loss) for the year	(64,753)	(41,964)	(24,104)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(64,657)	(41,773)	(6,461)
Non-controlling interests	(96)	(191)	(17,643)
Consolidated Statements of Financial Position
Total assets	125,726	89,214
Total liabilities	228,789	130,049
Net assets/(liabilities)	(103,063)	(40,835)
Controlled Founded Entities
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	1,615	990	1,474
Grant revenue	6,156	1,864	191
Total revenue	7,771	2,853	1,664
General and administrative expenses	20,729	13,691	13,569
Research and development expenses	43,783	36,279	39,883
Total operating expense	64,512	49,970	53,451
Other income/(expense):
Gain on deconsolidation			0
Gain/(loss) on investments held at fair value	0	0	0
Loss realized on sale of investments	0	0
Gain/(loss) on disposal of assets	(51)	(15)	(39)
Gain on loss of significant influence			0
Other income/(expense)	121	100	166
Other income/(expense)	70	85	127
Net finance income/(costs)	6,744	(5,204)	(16,947)
Share of net income/(loss) of associates accounted for using the equity method	0	0	0
Impairment of investment in associate			0
Income/(loss) before taxes	(49,927)	(52,236)	(68,608)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(47,188)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(50,583)	(42,602)
Finance income/(costs) – subsidiary preferred shares		0	107
Finance income/(costs) – IFRS 9 fair value accounting	9,606	(4,351)	(17,294)
Share-based payment expense	(6,256)	(2,552)	(1,664)
Depreciation of tangible assets	1,518	1,544	1,517
Amortization of ROU assets	1,174	1,186	1,060
Amortization of intangible assets	2	1	7
Taxation	0	(1)	(134)
Income/(Loss) for the year	(49,927)	(52,237)	(68,741)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income/(loss) for the year	(49,927)	(52,237)	(68,741)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(47,857)	(51,026)	(55,258)
Non-controlling interests	(2,069)	(1,211)	(13,483)
Consolidated Statements of Financial Position
Total assets	66,274	67,433
Total liabilities	228,857	200,457
Net assets/(liabilities)	(162,584)	(133,023)
Non-Controlled Founded Entities
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	0	0	0
Grant revenue	0	0	0
Total revenue	0	0	0
General and administrative expenses	0	0	10,439
Research and development expenses	0	0	15,555
Total operating expense	0	0	25,994
Other income/(expense):
Gain on deconsolidation			0
Gain/(loss) on investments held at fair value	0	0	0
Loss realized on sale of investments	0	0
Gain/(loss) on disposal of assets	0	0	0
Gain on loss of significant influence			0
Other income/(expense)	0	0	0
Other income/(expense)	0	0	0
Net finance income/(costs)	0	0	(30,141)
Share of net income/(loss) of associates accounted for using the equity method	0	0	0
Impairment of investment in associate			0
Income/(loss) before taxes	0	0	(56,135)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			(21,873)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	0	0
Finance income/(costs) – subsidiary preferred shares		0	(1,564)
Finance income/(costs) – IFRS 9 fair value accounting	0	0	(28,737)
Share-based payment expense	0	0	(3,543)
Depreciation of tangible assets	0	0	207
Amortization of ROU assets	0	0	83
Amortization of intangible assets	0	0	128
Taxation	0	0	(162)
Income/(Loss) for the year	0	0	(56,297)
Other comprehensive income/(loss)	0	0	(10)
Total comprehensive income/(loss) for the year	0	0	(56,307)
Total comprehensive income/(loss) attributable to:
Owners of the Company	0	0	(32,353)
Non-controlling interests	0	0	(23,953)
Consolidated Statements of Financial Position
Total assets	0	0
Total liabilities	0	0
Net assets/(liabilities)	0	0
Parent Company And Other
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	235	2,054	137
Grant revenue	0	0	0
Total revenue	235	2,054	137
General and administrative expenses	27,797	32,267	32,098
Research and development expenses	1,244	234	1,536
Total operating expense	29,041	32,500	33,634
Other income/(expense):
Gain on deconsolidation			264,409
Gain/(loss) on investments held at fair value	179,316	232,674	(37,863)
Loss realized on sale of investments	20,925	54,976
Gain/(loss) on disposal of assets	0	0	(60)
Gain on loss of significant influence			445,582
Other income/(expense)	1,523	965	(45)
Other income/(expense)	159,914	178,662	672,023
Net finance income/(costs)	(1,679)	(930)	941
Share of net income/(loss) of associates accounted for using the equity method	(73,703)	(34,117)	30,791
Impairment of investment in associate			(42,938)
Income/(loss) before taxes	55,727	113,170	627,320
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			640,298
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	63,628	121,644
Finance income/(costs) – subsidiary preferred shares		0	(1)
Finance income/(costs) – IFRS 9 fair value accounting	0	0	(444)
Share-based payment expense	(4,628)	(5,405)	(9,242)
Depreciation of tangible assets	1,510	1,547	1,114
Amortization of ROU assets	1,764	1,523	2,177
Amortization of intangible assets	0	0	0
Taxation	(3,756)	(14,400)	(112,113)
Income/(Loss) for the year	51,971	98,769	515,207
Other comprehensive income/(loss)	0	469	0
Total comprehensive income/(loss) for the year	51,971	99,238	515,207
Total comprehensive income/(loss) attributable to:
Owners of the Company	51,956	99,253	515,207
Non-controlling interests	15	(15)	0
Consolidated Statements of Financial Position
Total assets	754,007	833,347
Total liabilities	(95,787)	5,949
Net assets/(liabilities)	849,794	827,397
Liabilities, intercompany eliminations between parent company and reportable segments	(233,300)
Operating segments [member]
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	9,979	8,341	8,688
Grant revenue	7,409	3,427	1,119
Total revenue	17,388	11,768	9,807
General and administrative expenses	57,199	49,440	59,358
Research and development expenses	110,471	81,859	85,848
Total operating expense	167,671	131,299	145,206
Other income/(expense):
Gain on deconsolidation			264,409
Gain/(loss) on investments held at fair value	179,316	232,674	(37,863)
Loss realized on sale of investments	20,925	54,976
Gain/(loss) on disposal of assets	(53)	(30)	(82)
Gain on loss of significant influence			445,582
Other income/(expense)	1,645	1,065	121
Other income/(expense)	159,983	178,732	672,167
Net finance income/(costs)	5,050	(6,115)	(46,147)
Share of net income/(loss) of associates accounted for using the equity method	(73,703)	(34,117)	30,791
Impairment of investment in associate			(42,938)
Income/(loss) before taxes	(58,953)	18,969	478,474
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets			547,540
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(47,323)	40,694
Finance income/(costs) – subsidiary preferred shares		0	(1,458)
Finance income/(costs) – IFRS 9 fair value accounting	9,606	(4,351)	(46,475)
Share-based payment expense	(13,950)	(10,718)	(14,468)
Depreciation of tangible assets	4,347	3,945	3,228
Amortization of ROU assets	2,938	2,709	3,320
Amortization of intangible assets	2	1	117
Taxation	(3,756)	(14,401)	(112,409)
Income/(Loss) for the year	(62,709)	4,568	366,065
Other comprehensive income/(loss)	0	469	(10)
Total comprehensive income/(loss) for the year	(62,709)	5,037	366,055
Total comprehensive income/(loss) attributable to:
Owners of the Company	(60,558)	6,454	421,133
Non-controlling interests	(2,151)	(1,417)	$ (55,079)
Consolidated Statements of Financial Position
Total assets	946,006	989,994
Total liabilities	361,859	336,455
Net assets/(liabilities)	$ 584,147	$ 653,539